Financial Information as per operating segments	12 Months Ended
Dec. 31, 2020
Operating segments [Abstract]
Financial Information as per operating segments
Note 6
Financial Informatio
n as per
operating segments

The Company has defined three Operating segments, essentially defined with respect to its revenues in the geographic areas of commercial activity: 1. Chile, 2. International business and 3. Wine.
These Operating segments mentioned are consistent with the way the Company is managed and how results are reported by CCU. These segments reflect separate operating results which are regularly reviewed by the chief operating decision maker in order to make decisions about the resources to be allocated to the segment and assess its performance.
Operating segment	Products and services
Chile	Beers, non-alcoholic beverages, spirits and SSU.
International Business	Beers, cider, non-alcoholic beverages and spirits in Argentina, Uruguay, Paraguay and Bolivia.
Wines	Wines, mainly in export markets to more than 80 countries.

Corporate revenues and expenses are presented separately within the Other, in addition in the other presents the elimination of transactions between segments.

The Company does not have any customers representing more than 10% of consolidated revenues.

The detail of the segments is presented in the following tables:

a)

Information as per operating segments for the years ended
December 31, 2020 and 2019
:

	Chile		International Business		Wines		Others		Total
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Sales revenue external customers	1,208,196,118	1,134,048,629	391,125,264	452,267,652	223,273,704	203,230,777	-	-	1,822,595,086	1,789,547,058
Other income	18,300,114	16,438,937	11,403,939	11,724,538	4,240,620	3,806,545	1,053,919	1,023,619	34,998,592	32,993,639
Sales revenue between segments	16,266,638	13,816,469	299,622	495,259	7,696,044	5,284,436	(24,262,304)	(19,596,164)	-	-
Net sales	1,242,762,870	1,164,304,035	402,828,825	464,487,449	235,210,368	212,321,758	(23,208,385)	(18,572,545)	1,857,593,678	1,822,540,697
Change %	6.7	-	(13.3)	-	10.8	-	-	-	1.9	-
Cost of sales	(626,099,060)	(540,048,331)	(229,669,229)	(248,880,925)	(139,512,564)	(128,763,785)	11,244,931	9,374,851	(984,035,922)	(908,318,190)
% of Net sales	50.4	46.4	57.0	53.6	59.3	60.6	-	-	53.0	49.8
Gross margin	616,663,810	624,255,704	173,159,596	215,606,524	95,697,804	83,557,973	(11,963,454)	(9,197,694)	873,557,756	914,222,507
% of Net sales	49.6	53.6	43.0	46.4	40.7	39.4	-	-	47.0	50.2
MSD&A (1)	(443,636,760)	(429,093,171)	(189,421,217)	(210,155,693)	(64,790,758)	(55,595,811)	(6,941,510)	(9,726,563)	(704,790,245)	(704,571,238)
% of Net sales	35.7	36.9	47.0	45.2	27.5	26.2	-	-	37.9	38.7
Other operating income (expenses)	1,634,543	5,266,475	14,910,793	14,201,709	622,178	515,019	655,840	1,173,780	17,823,354	21,156,983
Adjusted operating result (2)	174,661,593	200,429,008	(1,350,828)	19,652,540	31,529,224	28,477,181	(18,249,124)	(17,750,477)	186,590,865	230,808,252
Change %	(12.9)	-	(106.9)	-	10.7	-	-	-	(19.2)	-
% of Net sales	14.1	17.2	(.3)	4.2	13.4	13.4	-	-	10.0	12.7
Net financial expense	-	-	-	-	-	-	-	-	(25,262,920)	(14,602,562)
Equity and income of associates and joint ventures	-	-	-	-	-	-	-	-	(8,437,209)	(16,431,759)
Gains (losses) on exchange differences	-	-	-	-	-	-	-	-	2,551,823	(9,054,155)
Results as per adjustment units	-	-	-	-	-	-	-	-	(429,198)	(8,255,001)
Other gains (losses)	-	-	-	-	-	-	-	-	(11,410,085)	3,156,799
Income before taxes									143,603,276	185,621,574
Tax income (expense)									(35,408,420)	(39,975,914)
Net income for year									108,194,856	145,645,660
Non-controlling interests									12,042,584	15,503,968
Net income attributable to equity holders of the parent									96,152,272	130,141,692
Depreciation and amortization	70,106,357	66,301,914	25,551,989	27,077,745	11,575,351	9,826,148	2,580,279	1,815,127	109,813,976	105,020,934
ORBDA (3)	244,767,950	266,730,922	24,201,161	46,730,285	43,104,575	38,303,329	(15,668,845)	(15,935,350)	296,404,841	335,829,186
Change %	(8.2)	-	(48.2)	-	12.5	-	-	-	(11.7)	-
% of Net sales	19.7	22.9	6.0	10.1	18.3	18.0	-	-	16.0	18.4

(1)

MSD&A included Marketing, Selling, Distribution and Administrative expenses.
(2)

Adjusted operating result (for management purposes we have defined it as Net income before net financial expense, gain (losses) of joint venture and associates accounted for using the equity method, gains (losses) on exchange differences, result as per adjustment units and income taxes).
(3)

ORBDA (for management purposes we have defined it as Adjusted Operating Result before Depreciation and Amortization).

b)

Information as per operating segments for the years ended
December 31, 2019 and 2018
:

	Chile		International Business		Wines		Others		Total
	2019	2018	2019	2018 (4)	2019	2018	2019	2018 (4)	2019	2018 (5)
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Sales revenue external customers	1,134,048,629	1,080,974,052	452,267,652	473,972,819	203,230,777	201,305,759	-	-	1,789,547,058	1,756,252,630
Other income	16,438,937	15,754,493	11,724,538	9,404,839	3,806,545	4,190,594	1,023,619	(2,320,219)	32,993,639	27,029,707
Sales revenue between segments	13,816,469	12,845,646	495,259	548,184	5,284,436	1,022,378	(19,596,164)	(14,416,208)	-	-
Net sales	1,164,304,035	1,109,574,191	464,487,449	483,925,842	212,321,758	206,518,731	(18,572,545)	(16,736,427)	1,822,540,697	1,783,282,337
Change %	4.9	-	(4.0)	-	2.8	-	-	-	2.2	-
Cost of sales	(540,048,331)	(501,255,744)	(248,880,925)	(230,068,601)	(128,763,785)	(133,271,578)	9,374,851	4,584,531	(908,318,190)	(860,011,392)
% of Net sales	46.4	45.2	53.6	47.5	60.6	64.5	-	-	49.8	48.2
Gross margin	624,255,704	608,318,447	215,606,524	253,857,241	83,557,973	73,247,153	(9,197,694)	(12,151,896)	914,222,507	923,270,945
% of Net sales	53.6	54.8	46.4	52.5	39.4	35.5	-	-	50.2	51.8
MSD&A (1)	(429,093,171)	(407,242,869)	(210,155,693)	(210,591,361)	(55,595,811)	(52,408,689)	(9,726,563)	(11,332,903)	(704,571,238)	(681,575,822)
% of Net sales	36.9	36.7	45.2	43.5	26.2	25.4	-	-	38.7	38.2
Other operating income (expenses)	5,266,475	1,586,173	14,201,709	223,078,626	515,019	1,828,938	1,173,780	532,889	21,156,983	227,026,626
Adjusted operating result (2)	200,429,008	202,661,751	19,652,540	266,344,506	28,477,181	22,667,402	(17,750,477)	(22,951,910)	230,808,252	468,721,749
Change %	(1.1)	-	(92.6)	-	25.6	-	-	-	(50.8)	-
% of Net sales	17.2	18.3	4.2	55.0	13.4	11.0	-	-	12.7	26.3
Net financial expense	-	-	-	-	-	-	-	-	(14,602,562)	(7,766,206)
Equity and income of associates and joint ventures	-	-	-	-	-	-	-	-	(16,431,759)	(10,815,520)
Foreign currency exchange differences	-	-	-	-	-	-	-	-	(9,054,155)	3,299,657
Results as per adjustment units	-	-	-	-	-	-	-	-	(8,255,001)	742,041
Other gains (losses)	-	-	-	-	-	-	-	-	3,156,799	4,029,627
Income before taxes									185,621,574	458,211,348
Tax income (expense)									(39,975,914)	(136,126,817)
Net income for year									145,645,660	322,084,531
Non-controlling interests									15,503,968	15,193,739
Net income attributable to equity holders of the parent									130,141,692	306,890,792
Depreciation and amortization	66,301,914	63,148,804	27,077,745	19,798,708	9,826,148	7,935,006	1,815,127	2,406,676	105,020,934	93,289,194
ORBDA (3)	266,730,922	265,810,555	46,730,285	286,143,214	38,303,329	30,602,408	(15,935,350)	(20,545,234)	335,829,186	562,010,943
Change %	0.3	-	(83.7)	-	25.2	-	-	-	(40.2)	-
% of Net sales	22.9	24.0	10.1	59.1	18.0	14.8	-	-	18.4	31.5

(1)

MSD&A included Marketing, Selling, Distribution and Administrative expenses.
(2)

Adjusted operating result (for management purposes we have defined it as Net income before net financial expense, gain (losses) of joint venture and associates accounted for using the equity method, gains (losses) on exchange differences, result as per adjustment units and income taxes).
(3)

ORBDA (for management purposes we have defined it as Adjusted Operating Result before Depreciation and Amortization).
(4)

The net impact, related to early termination of Budweiser license, on International Business Operating segment earnings was a one-time gain of ThCh$ 211,228,960 in ORBDA and a loss in Other for an amount of ThCh$ 2,386,517.
(5)

The net impact, related to early termination of Budweiser license (See
Note 1 – General information, letter C
),
on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in
ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.

Sales information by geographic location

Net sales per geographical location	For the years ended as of December 31,
	2020	2019	2018
	ThCh$	ThCh$	ThCh$
Chile (1)	1,436,790,253	1,342,369,499	1,289,513,013
Argentina (2)	338,214,943	390,443,569	421,607,095
Uruguay	19,483,698	17,805,957	17,708,773
Paraguay	39,244,642	47,148,643	43,565,171
Bolivia (3)	23,860,142	24,773,029	10,888,285
Foreign countries	420,803,425	480,171,198	493,769,324
Total	1,857,593,678	1,822,540,697	1,783,282,337
(1)

Includes net sales correspond to Corporate Support Unit and eliminations between geographical locations. Additionally, includes net sales made in Chile of the Wines Operating segment.
(2)

Includes net sales made by the subsidiaries Finca La Celia S.A. and Los Huemules SRL., registered under the Wines Operating segment and Chile Operating segment, respectively.
(3)

See
Note 15 – Business combinations, letter a)
.

Sales information by customer

	For the years ended as of December 31,
Net Sales	2020	2019	2018
	ThCh$	ThCh$	ThCh$
Domestic sales	1,729,519,439	1,702,109,548	1,664,613,889
Exports sales	128,074,239	120,431,149	118,668,448
Total	1,857,593,678	1,822,540,697	1,783,282,337

Sales information by product category

Sales information by product category	For the years ended as of December 31,
	2020	2019	2018
	ThCh$	ThCh$	ThCh$
Alcoholic business	1,249,738,114	1,206,288,857	1,206,506,503
Non-alcoholic business	572,856,972	583,258,201	549,746,127
Others (1)	34,998,592	32,993,639	27,029,707
Total	1,857,593,678	1,822,540,697	1,783,282,337

(1)

Others consist mainly of sales of by-products and packaging including bottles, pallets, and glasses.

Depreciation and amortization as per operating segments

Depreciation and amortization	For the years ended as of December 31,
	2020	2019	2018
	ThCh$	ThCh$	ThCh$
Chile operating segment	70,106,357	66,301,914	63,148,804
International Business operating segment	25,551,989	27,077,745	19,798,708
Wines operating segment	11,575,351	9,826,148	7,935,006
Others (1)	2,580,279	1,815,127	2,406,676
Total	109,813,976	105,020,934	93,289,194
(1)

I
ncludes depreciation and amortization corresponding to the Corporate Support Units.

Cash flows Operating Segments

Cash flows Operating Segments	For the years ended as of December 31,
	2020	2019	2018
	ThCh$	ThCh$	ThCh$
Cash flows from (used in) Operating activities	280,669,513	242,320,045	429,313,131
Chile operating segment	151,303,443	139,560,085	155,628,235
International business operating segment	46,144,420	3,885,657	228,740,495
Wines operating segment	30,806,504	37,196,293	14,340,011
Others	52,415,146	61,678,010	30,604,390

Cash flows from (used in) Investing Activities	(140,545,147)	(144,185,726)	(199,002,101)
Chile operating segment	(127,007,063)	(125,009,624)	(115,569,854)
International business operating segment	(31,326,275)	(38,558,437)	(35,475,310)
Wines operating segment	(13,617,314)	(28,895,781)	(16,749,301)
Others (1) (*)	31,405,505	48,278,116	(31,207,636)

Cash flows from (used in) Financing Activities	64,749,555	(199,420,161)	(52,963,862)
Chile operating segment	(32,340,146)	(14,458,606)	(60,093,788)
International business operating segment	8,883,672	25,039,794	(100,573,425)
Wines operating segment	23,435,811	439,231	3,741,241
Others (1) (*)	64,770,218	(210,440,580)	103,962,110

(1)

Others include Corporate Support Units, due to cash flows are managed by CCU.
(*)  It
includes contribution to joint ventures. See
Note 8 - Cash and cash equivalents
.

Capital expenditures as per operating segments

Capital expenditures (property, plant and equipment and software additions)	For the years ended as of December 31,
	2020	2019	2018
	ThCh$	ThCh$	ThCh$
Chile operating segment	74,932,872	69,394,303	78,887,075
International Business operating segment	31,573,930	38,524,717	32,756,828
Wines operating segment	13,214,298	22,020,111	16,961,638
Others (1)	3,065,629	10,548,718	2,834,881
Total	122,786,729	140,487,849	131,440,422
(1)

Others include the capital investments corresponding to the Corporate Support Units.

Assets as per operating segments

Assets as per Operating segment	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Chile operating segment	1,473,645,561	1,255,267,920
International Business operating segment	428,447,375	460,237,744
Wines operating segment	425,591,825	380,892,311
Others (1)	197,651,771	257,292,739
Total	2,525,336,532	2,353,690,714
(1)

I
ncludes assets corresponding to the Corporate Support Units.

Assets per geographic location

Assets per geographical location	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Chile (1)	2,065,140,158	1,862,882,784
Argentina (2)	353,431,002	370,434,173
Uruguay	23,678,290	26,403,153
Paraguay	48,742,190	55,536,326
Bolivia (3)	34,344,892	38,434,278
Total	2,525,336,532	2,353,690,714
(1)

Includes the assets corresponding to the Corporate Support Units and eliminations between geographic location and investments in associates and joint ventures. Additionally, includes part of Wines Operating segment and excludes its argentine subsidiary Finca La Celia S.A.
(2)

Includes the assets of the subsidiaries Finca La Celia S.A. and Los Huemules S.R.L., registered under the Wines Operating segment and Chile Operating segment, respectively.
(3)

See
Note 15 – Business combinations, letter a)
.

Liabilities as per operating segments

Liabilities as per Operating segment	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Chile operating segment	599,712,023	479,278,341
International Business operating segment	174,963,952	170,050,938
Wines operating segment	175,772,540	139,805,629
Others (1)	166,069,342	121,628,583
Total	1,116,517,857	910,763,491

(1)

O
thers include liabilities corresponding to the Corporate Support Units.

Operating Segment’s additional information

The Consolidated Statement of Income classified according to the Company’s operations management is as follows:

CONSOLIDATED STATEMENT OF INCOME	Notes	For the years ended December 31,
		2020	2019	2018 (*)
		ThCh$	ThCh$	ThCh$
Sales revenue external customers		1,822,595,086	1,789,547,058	1,756,252,630
Other income		34,998,592	32,993,639	27,029,707
Net sales		1,857,593,678	1,822,540,697	1,783,282,337
Change %		1.9	2.2	-
Cost of sales		(984,035,922)	(908,318,190)	(860,011,392)
% of Net sales		53.0	49.8	48.2
Gross margin		873,557,756	914,222,507	923,270,945
% of Net sales		47.0	50.2	51.8
MSD&A (1)		(704,790,245)	(704,571,238)	(681,575,822)
% of Net sales		37.9	38.7	38.2
Other operating income (expenses)		17,823,354	21,156,983	227,026,626
Adjusted operating result (2)		186,590,865	230,808,252	468,721,749
Change %		(19.2)	(50.8)	-
% of Net sales		10.0	12.7	26.3
Net financial expense	33	(25,262,920)	(14,602,562)	(7,766,206)
Equity and income of associates and joint ventures	16	(8,437,209)	(16,431,759)	(10,815,520)
Gains (losses) on exchange differences	33	2,551,823	(9,054,155)	3,299,657
Results as per adjustment units	33	(429,198)	(8,255,001)	742,041
Other gains (losses)	32	(11,410,085)	3,156,799	4,029,627
Income before taxes		143,603,276	185,621,574	458,211,348
Tax income (expense)	25	(35,408,420)	(39,975,914)	(136,126,817)
Net income for year		108,194,856	145,645,660	322,084,531
Non-controlling interests	29	12,042,584	15,503,968	15,193,739
Net income attributable to equity holders of the parent		96,152,272	130,141,692	306,890,792
Depreciation and amortization	30	109,813,976	105,020,934	93,289,194
ORBDA (3)		296,404,841	335,829,186	562,010,943
Change %		(11.7)	(40.2)	-
% of Net sales		16.0	18.4	31.5

(
*) The net impact, related to early termination of Budweiser license (See
Note 1 – General information, letter C)
, on CCU’s consolidated earnings was a one-time gain of
ThCh$ 208,842,443 in ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.

See definition of (1), (2) and (3), in information as per Operating segment under this Note.

The following is a reconciliation of our Net income, the main comparable IFRS measure to Adjusted Operating Result for the years ended
December 31, 2020, 2019 and 2018
:

	For the years ended December 31,
	2020	2019	2018 (*)
	ThCh$	ThCh$	ThCh$
Net income of year	108,194,856	145,645,660	322,084,531
Add (Subtract):
Other gains (losses)	11,410,085	(3,156,799)	(4,029,627)
Finance income	(3,451,143)	(13,117,641)	(15,794,456)
Finance costs	28,714,063	27,720,203	23,560,662
Share of net loss of joint ventures and associates accounted for using the equity method	8,437,209	16,431,759	10,815,520
Gains (losses) on exchange differences	(2,551,823)	9,054,155	(3,299,657)
Result as per adjustment units	429,198	8,255,001	(742,041)
Income tax expense	35,408,420	39,975,914	136,126,817
Adjusted operating result	186,590,865	230,808,252	468,721,749
Depreciation and amortization	109,813,976	105,020,934	93,289,194
ORBDA	296,404,841	335,829,186	562,010,943
(*) The net impact, related to early termination of Budweiser license (See
Note 1 – General information, letter C)
, on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.

The following is a reconciliation of the consolidated amounts presented for MSD&A with the comparable amounts presented on the face of our consolidated statement of income:

	For the years ended December 31.
	2020	2019	2018
	ThCh$	ThCh$	ThCh$
Consolidated statement of income
Distribution costs	(337,101,549)	(327,543,973)	(314,391,183)
Administrative expenses	(138,811,668)	(136,975,243)	(152,376,458)
Other expenses by function	(230,349,566)	(241,479,749)	(216,236,609)
Other expenses included in ´Other expenses by function´	1,472,538	1,427,727	1,428,428
Total MSD&A	(704,790,245)	(704,571,238)	(681,575,822)

Segment information by joint ventures and associates

The Administration of the Company reviews the financial situation and results of all of the joint ventures and associated described in
Note 16 - Investments accounted for using equity method
.